Long-Term Debt (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Real estate collateralized securities for long-term debt, carrying value	€ 6,088
Japan [Member]
Debt Instrument [Line Items]
Real estate collateralized securities for long-term debt, carrying value	6,088
Japan [Member] | ASMI Guarantor [Member]
Debt Instrument [Line Items]
Long-term debt outstanding	2,794
Secured Long-Term Debt [Member] | Japan [Member]
Debt Instrument [Line Items]
Long-term debt outstanding	15,120
Financial Covenants [Member] | Japan [Member]
Debt Instrument [Line Items]
Long-term debt	€ 11,976